Related Party Balance And Transactions - Schedule of Balance of Amounts Due to a Related Party (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 56,241	$ 125,748
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	$ 56,241	$ 125,748